Comstock Capital Value Fund

Schedule of Investments — January 31, 2021 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 100.0%
$ 3,965,000	U.S. Treasury Bills,
	0.077% to 0.085%†,
	03/04/21 to 06/17/21	$3,964,437

	TOTAL INVESTMENTS — 100.0%
	(Cost $3,964,178)	$3,964,437

†	Represents annualized yields at dates of purchase.

1